UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                         Oppenheimer Main Street Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================


Oppenheimer Main Street Fund/VA

                                                                        Shares                  Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.1%
---------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.2%
---------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Aftermarket Technology Corp. 1                                             452        $         5,686
---------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                           14,200                573,680
---------------------------------------------------------------------------------------------------------
Dana Corp.                                                              70,100              1,240,069
---------------------------------------------------------------------------------------------------------
Lear Corp.                                                               5,700                310,365
                                                                                      -------------------
                                                                                            2,129,800
---------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Co.                                                         227,315              3,193,776
---------------------------------------------------------------------------------------------------------
General Motors Corp.                                                    29,700              1,261,656
---------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                   12,000                713,280
                                                                                      -------------------
                                                                                            5,168,712
---------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                                        3,900                149,682
---------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%
Applebee's International, Inc.                                          23,700                599,136
---------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc. 1                                           45,900                766,530
---------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                        23,800                858,704
---------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                               24,600                904,050
---------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                        2,400                138,216
---------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                             8,600                455,628
---------------------------------------------------------------------------------------------------------
International Game Technology                                           72,800              2,617,160
---------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                  3,700                117,401
---------------------------------------------------------------------------------------------------------
Mandalay Resort Group                                                   19,600              1,345,540
---------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                     27,200              1,413,312
---------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                       172,850              4,844,986
---------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                                   7,000                186,550
---------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                       57,700              2,346,082
                                                                                      -------------------
                                                                                           16,593,295
---------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Black & Decker Corp.                                                    11,200                867,328
---------------------------------------------------------------------------------------------------------
Cavco Industries, Inc. 1                                                   815                 30,783
---------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                        4,250                140,718
---------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                    5,200                560,300
---------------------------------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A 1                                    22,500                902,250
---------------------------------------------------------------------------------------------------------
KB Home                                                                 18,800              1,588,412
---------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                    3,500                 98,350
---------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. B                                                      9,160                401,208
---------------------------------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                                   17,033              1,245,112
---------------------------------------------------------------------------------------------------------
Meritage Homes Corp. 1                                                   4,200                330,120
---------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                  6,300                126,252
---------------------------------------------------------------------------------------------------------
NVR, Inc. 1                                                                100                 55,100
---------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                        4,688                287,703
---------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                14,900              1,380,634
---------------------------------------------------------------------------------------------------------
Standard Pacific Corp.                                                  10,500                591,885
---------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                     10,000                425,300
---------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                                      100                  4,633
---------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                          7,200                432,648
---------------------------------------------------------------------------------------------------------
Yankee Candle, Inc. (The) 1                                              3,700                107,152
                                                                                      -------------------
                                                                                            9,575,888
---------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Amazon.com, Inc. 1                                                      33,400              1,364,724
---------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                                            55,400              5,093,476
---------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                                   27,900                614,358
                                                                                      -------------------
                                                                                            7,072,558
---------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Action Performance Cos., Inc.                                           31,100                315,043
---------------------------------------------------------------------------------------------------------
Brunswick Corp.                                                         11,000                503,360
---------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                            22,700                426,760
---------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                               4,200                 61,152
---------------------------------------------------------------------------------------------------------
Polaris Industries, Inc.                                                 2,000                111,640
                                                                                      -------------------
                                                                                            1,417,955
---------------------------------------------------------------------------------------------------------
MEDIA--2.9%
Clear Channel Communications, Inc.                                      54,000              1,683,180
---------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                                 316,215              8,929,912
---------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Cl. A 1                                       45,600              1,510,728
---------------------------------------------------------------------------------------------------------
E.W. Scripps Co. (The), Cl. A                                            2,400                114,672
---------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                      1,700                111,265
---------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                            36,000              2,868,840
---------------------------------------------------------------------------------------------------------
New York Times Co. (The), Cl. A                                          2,200                 86,020
---------------------------------------------------------------------------------------------------------
Time Warner, Inc. 1                                                    676,300             10,915,482
---------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                    289,430              9,713,271
---------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                  333,000              7,509,150
                                                                                      -------------------
                                                                                           43,442,520
---------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Dillard's, Inc., Cl. A                                                  29,300                578,382
---------------------------------------------------------------------------------------------------------
Dollar General Corp.                                                     4,800                 96,720
---------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                       30,000              1,362,900
---------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                     28,100                991,368
---------------------------------------------------------------------------------------------------------
Kmart Holding Corp. 1                                                    8,600                752,242
---------------------------------------------------------------------------------------------------------
May Department Stores Co. (The)                                         19,300                494,659
---------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The), Cl. A                                   4,600                264,500
---------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                         25,900                990,416
---------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                     32,600              1,299,110
---------------------------------------------------------------------------------------------------------
Target Corp.                                                            95,500              4,321,375
                                                                                      -------------------
                                                                                           11,151,672
---------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.4%
Abercrombie & Fitch Co., Cl. A                                          27,300                859,950
---------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                     16,500                432,300
---------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                         23,700                873,345
---------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                21,600                505,440
---------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                      37,800                645,624
---------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                                   2,300                 85,100
---------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                      52,800              2,863,872
---------------------------------------------------------------------------------------------------------
Borders Group, Inc.                                                     37,600                932,480
---------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                            54,600                837,564
---------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                   55,200              1,382,208
---------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                                      800                 27,280
---------------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                       12,500                296,250
---------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                        209,400              3,915,780
---------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                                         11,200                110,544
---------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                       540,200             21,175,840
---------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                    21,400                477,006
---------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                       58,700              3,190,345
---------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                    4,200                248,682
---------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                    47,800                718,434
---------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                   54,475              1,146,699
---------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                        12,300                352,272
---------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                    25,500              1,120,980
---------------------------------------------------------------------------------------------------------
Staples, Inc.                                                          176,500              5,263,230
---------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                     24,600                609,834
---------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                    79,100              1,743,364
---------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                            27,800                781,180
                                                                                      -------------------
                                                                                           50,595,603
---------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Jones Apparel Group, Inc.                                                9,100                325,780
---------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                       28,100              2,214,280
---------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                 21,300              1,209,840
                                                                                      -------------------
                                                                                            3,749,900
---------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--10.2%
---------------------------------------------------------------------------------------------------------
BEVERAGES--2.9%
Anheuser-Busch Cos., Inc.                                               97,500              4,870,125
---------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                    471,900             18,899,595
---------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                        37,600              1,020,840
---------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                      3,500                 66,850
---------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                          384,650             18,713,223
                                                                                      -------------------
                                                                                           43,570,633
---------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Albertson's, Inc.                                                       21,200                507,316
---------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                  81,900              3,403,764
---------------------------------------------------------------------------------------------------------
Sysco Corp.                                                             83,900              2,510,288
---------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                  499,200             26,557,440
---------------------------------------------------------------------------------------------------------
Walgreen Co.                                                            33,500              1,200,305
                                                                                      -------------------
                                                                                           34,179,113
---------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Archer-Daniels-Midland Co.                                              13,700                232,626
---------------------------------------------------------------------------------------------------------
Corn Products International, Inc.                                       12,300                567,030
---------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                       105,300              3,792,906
---------------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                      9,700                453,087
---------------------------------------------------------------------------------------------------------
Kellogg Co.                                                             37,900              1,616,814
---------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                                 1,800                 57,096
---------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                          80,900              1,849,374
---------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                                11,500                287,500
---------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                                42,200                676,044
                                                                                      -------------------
                                                                                            9,532,477
---------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.2%
Colgate-Palmolive Co.                                                   58,300              2,633,994
---------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                               7,200                331,920
---------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                    44,900              2,900,091
---------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                             497,300             26,913,876
                                                                                      -------------------
                                                                                           32,779,881
---------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Estee Lauder Cos., Inc. (The), Cl. A                                    21,100                881,980
---------------------------------------------------------------------------------------------------------
Gillette Co.                                                           144,800              6,043,952
                                                                                      -------------------
                                                                                            6,925,932
---------------------------------------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                                                     478,900             22,527,456
---------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                 19,900              1,353,996
---------------------------------------------------------------------------------------------------------
UST, Inc.                                                                5,300                213,378
                                                                                      -------------------
                                                                                           24,094,830
---------------------------------------------------------------------------------------------------------
ENERGY--8.9%
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Halliburton Co.                                                         25,500                859,095
---------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1                                        32,900                615,230
---------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                               6,300                362,747
                                                                                      -------------------
                                                                                            1,837,072
---------------------------------------------------------------------------------------------------------
OIL & GAS--8.8%
Amerada Hess Corp.                                                      11,800              1,050,200
---------------------------------------------------------------------------------------------------------
Apache Corp.                                                            42,600              2,134,686
---------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                              89,300              3,643,440
---------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                         60,700              2,430,117
---------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                 31,700                501,811
---------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                    486,000             26,069,040
---------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 1                                                     2,239                 78,231
---------------------------------------------------------------------------------------------------------
ConocoPhillips                                                         126,221             10,457,410
---------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                     11,800                777,030
---------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                    1,229,516             59,422,508
---------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                     120,400              2,842,644
---------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                               12,500                741,875
---------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                         4,400                251,900
---------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                      66,100              2,728,608
---------------------------------------------------------------------------------------------------------
Newfield Exploration Co. 1                                               5,400                330,696
---------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                      22,700              1,322,048
---------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                              54,900              3,070,557
---------------------------------------------------------------------------------------------------------
OMI Corp.                                                               34,700                555,894
---------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                        14,700                729,708
---------------------------------------------------------------------------------------------------------
Paramount Resources Ltd. 1                                             155,200              2,860,631
---------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                            5,700                196,536
---------------------------------------------------------------------------------------------------------
Pogo Producing Co.                                                       2,800                132,860
---------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                            21,900              1,620,162
---------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                   91,000              2,365,538
---------------------------------------------------------------------------------------------------------
Teekay Shipping Corp.                                                   17,000                732,530
---------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp. 1                                                 9,300                274,629
---------------------------------------------------------------------------------------------------------
Unocal Corp.                                                            43,900              1,887,700
---------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                      2,700                216,567
---------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                               73,300                886,930
                                                                                      -------------------
                                                                                          130,312,486
---------------------------------------------------------------------------------------------------------
FINANCIALS--22.5%
---------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Bank of New York Co., Inc. (The)                                       102,600              2,992,842
---------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                     100                  2,769
---------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                    24,200                987,360
                                                                                      -------------------
                                                                                            3,982,971
---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--7.9%
Astoria Financial Corp.                                                  7,400                262,626
---------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                  850,002             36,830,587
---------------------------------------------------------------------------------------------------------
Banknorth Group, Inc.                                                   34,400              1,204,000
---------------------------------------------------------------------------------------------------------
BB&T Corp.                                                              40,800              1,619,352
---------------------------------------------------------------------------------------------------------
City National Corp.                                                      2,900                188,355
---------------------------------------------------------------------------------------------------------
Colonial BancGroup, Inc. (The)                                             100                  2,045
---------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                          20,700              1,228,545
---------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                     47,000              2,313,340
---------------------------------------------------------------------------------------------------------
First Horizon National Corp.                                             1,500                 65,040
---------------------------------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                                   3,200                 68,096
---------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                              1,800                199,710
---------------------------------------------------------------------------------------------------------
Greenpoint Financial Corp.                                              56,500              2,613,690
---------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                   21,900                578,379
---------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                             26,300                655,133
---------------------------------------------------------------------------------------------------------
Independence Community Bank Corp.                                       16,900                659,945
---------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                         21,800                789,160
---------------------------------------------------------------------------------------------------------
KeyCorp                                                                 54,900              1,734,840
---------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                           9,400                899,580
---------------------------------------------------------------------------------------------------------
National City Corp.                                                    124,100              4,792,742
---------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                      62,800              3,397,480
---------------------------------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                                 900                 34,785
---------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                 21,605                714,261
---------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                    56,400              3,971,124
---------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                           518,170             14,975,113
---------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                       21,900              1,296,699
---------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                         318,900             14,972,355
---------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                  3,600                177,804
---------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                      333,500             19,886,605
---------------------------------------------------------------------------------------------------------
Zions Bancorp                                                           10,600                647,024
                                                                                      -------------------
                                                                                          116,778,415
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.3%
Affiliated Managers Group, Inc. 1                                        4,250                227,545
---------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                         3,700                115,958
---------------------------------------------------------------------------------------------------------
American Express Co.                                                   166,800              8,583,528
---------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                           18,000              1,731,060
---------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                             24,500              1,810,550
---------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                                        2,400                387,120
---------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                         34,000              1,271,260
---------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                      1,073,988             47,384,351
---------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                               62,300                711,466
---------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                   500                 27,880
---------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                   788,544             31,328,853
---------------------------------------------------------------------------------------------------------
Knight Trading Group, Inc. 1                                            23,800                219,674
---------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                         6,450                343,592
---------------------------------------------------------------------------------------------------------
MBNA Corp.                                                             171,900              4,331,880
---------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                              177,500              8,825,300
---------------------------------------------------------------------------------------------------------
Morgan Stanley                                                         248,500             12,251,050
---------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                   83,200              2,992,704
---------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                  16,700                153,473
---------------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                                2,000                101,880
---------------------------------------------------------------------------------------------------------
WFS Financial, Inc.                                                        400                 18,620
                                                                                      -------------------
                                                                                          122,817,744
---------------------------------------------------------------------------------------------------------
INSURANCE--4.4%
ACE Ltd.                                                                19,900                797,194
---------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                             61,100              2,395,731
---------------------------------------------------------------------------------------------------------
Allmerica Financial Corp. 1                                             20,700                556,416
---------------------------------------------------------------------------------------------------------
Allstate Corp.                                                         143,400              6,881,766
---------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                400                 31,980
---------------------------------------------------------------------------------------------------------
American International Group, Inc.                                     464,440             31,577,276
---------------------------------------------------------------------------------------------------------
Aon Corp.                                                               48,000              1,379,520
---------------------------------------------------------------------------------------------------------
Chubb Corp.                                                             26,200              1,841,336
---------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                               4,170                171,887
---------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                       38,459              1,465,288
---------------------------------------------------------------------------------------------------------
First American Corp. (The)                                              15,900                490,197
---------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                           54,200              3,356,606
---------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                    4,200                208,572
---------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                        6,700                304,850
---------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                  30,800              1,447,600
---------------------------------------------------------------------------------------------------------
Loews Corp.                                                             25,500              1,491,750
---------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                             10,900                498,784
---------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                              13,400                780,014
---------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                           60,500              2,338,325
---------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                              17,400                610,914
---------------------------------------------------------------------------------------------------------
Progressive Corp.                                                       46,700              3,957,825
---------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                      23,100                951,720
---------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                             19,100                985,178
---------------------------------------------------------------------------------------------------------
Safeco Corp.                                                            12,400                566,060
---------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                           2,800                199,360
---------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                          2,500                132,950
                                                                                      -------------------
                                                                                           65,419,099
---------------------------------------------------------------------------------------------------------
REAL ESTATE--0.0%
St. Joe Co. (The)                                                        2,300                109,871
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Countrywide Financial Corp.                                             94,498              3,722,276
---------------------------------------------------------------------------------------------------------
Doral Financial Corp.                                                    7,825                324,503
---------------------------------------------------------------------------------------------------------
Fannie Mae                                                             216,100             13,700,740
---------------------------------------------------------------------------------------------------------
Freddie Mac                                                             59,500              3,881,780
---------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                   44,900              1,039,435
---------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                   19,500              1,297,725
---------------------------------------------------------------------------------------------------------
New Century Financial Corp.                                              9,600                578,112
                                                                                      -------------------
                                                                                           24,544,571
---------------------------------------------------------------------------------------------------------
HEALTH CARE--13.5%
---------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
Amgen, Inc. 1                                                          204,400             11,585,392
---------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                        2,100                 83,727
---------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                       50,500              2,647,210
---------------------------------------------------------------------------------------------------------
Wyeth                                                                  175,900              6,578,660
                                                                                      -------------------
                                                                                           20,894,989
---------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Bard (C.R.), Inc.                                                        1,700                 96,271
---------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                                     16,200              1,076,490
---------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                               3,900                125,424
---------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                 43,200              2,233,440
---------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1                                        700                 35,770
---------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc. 1                                            2,100                117,008
---------------------------------------------------------------------------------------------------------
Guidant Corp.                                                            9,500                627,380
---------------------------------------------------------------------------------------------------------
Hospira, Inc. 1                                                         49,180              1,504,908
---------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                        254,300             13,198,170
---------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                       50,600                871,332
---------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                                                19,600              1,475,292
---------------------------------------------------------------------------------------------------------
Stryker Corp.                                                           86,800              4,173,344
---------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                 11,400                308,028
---------------------------------------------------------------------------------------------------------
VISX, Inc. 1                                                             9,800                201,880
                                                                                      -------------------
                                                                                           26,044,737
---------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.9%
Advisory Board Co. (The) 1                                               4,500                151,200
---------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                             33,600              3,357,648
---------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                  6,400                343,744
---------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                           38,200                854,152
---------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                    3,900                170,703
---------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                             17,700              1,232,451
---------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                         19,900                795,403
---------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                            24,350              1,299,560
---------------------------------------------------------------------------------------------------------
DaVita, Inc. 1                                                           1,100                 34,265
---------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                  3,400                222,156
---------------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                        25,500                609,960
---------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                  24,200              1,058,024
---------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1                                             20,700                621,207
---------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                          61,081              1,887,403
---------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                         17,800                976,330
---------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                  8,400                741,048
---------------------------------------------------------------------------------------------------------
Select Medical Corp.                                                     8,200                110,126
---------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                                            3,000                105,360
---------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                62,424              4,603,146
---------------------------------------------------------------------------------------------------------
WellChoice, Inc. 1                                                       7,200                268,776
---------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc. 1                                       77,100              8,102,439
                                                                                      -------------------
                                                                                           27,545,101
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--8.4%
Abbott Laboratories                                                    237,900             10,077,444
---------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                               212,900              5,039,343
---------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                        169,300             10,166,465
---------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                   50,000                918,000
---------------------------------------------------------------------------------------------------------
Eon Labs, Inc. 1                                                        11,400                247,380
---------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                             13,600                611,728
---------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                      569,106             32,057,741
---------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                      505,900             16,694,700
---------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                         1,615,100             49,422,060
                                                                                      -------------------
                                                                                          125,234,861
---------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.4%
---------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Boeing Co.                                                             100,000              5,162,000
---------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                  12,800              1,306,880
---------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                           81,600              2,926,176
---------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                  10,200                543,966
---------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                               10,400                624,520
---------------------------------------------------------------------------------------------------------
United Defense Industries, Inc. 1                                       15,300                611,847
---------------------------------------------------------------------------------------------------------
United Technologies Corp.                                               94,500              8,824,410
                                                                                      -------------------
                                                                                           19,999,799
---------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
EGL, Inc. 1                                                              8,000                242,080
---------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                             2,200                113,740
---------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                     102,300              7,766,616
                                                                                      -------------------
                                                                                            8,122,436
---------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc. 1                                           7,100                276,261
---------------------------------------------------------------------------------------------------------
Masco Corp.                                                             61,900              2,137,407
                                                                                      -------------------
                                                                                            2,413,668
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Apollo Group, Inc., Cl. A 1                                             22,300              1,636,151
---------------------------------------------------------------------------------------------------------
Cendant Corp.                                                           41,400                894,240
---------------------------------------------------------------------------------------------------------
Cintas Corp.                                                             1,500                 63,060
---------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                          8,300                410,186
---------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                        14,100                508,305
---------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                 29,500                877,920
---------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                         44,700              1,151,919
---------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                  20,300                555,002
                                                                                      -------------------
                                                                                            6,096,783
---------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Cooper Industries Ltd., Cl. A                                            6,800                401,200
---------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                    53,500              3,311,115
---------------------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                                     1,500                 67,245
---------------------------------------------------------------------------------------------------------
Molex, Inc., Cl. A                                                      20,750                545,933
---------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                8,100                313,470
---------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                     200                  5,364
                                                                                      -------------------
                                                                                            4,644,327
---------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.5%
3M Co.                                                                 200,200             16,009,994
---------------------------------------------------------------------------------------------------------
General Electric Co.                                                 1,924,300             64,617,994
---------------------------------------------------------------------------------------------------------
Textron, Inc.                                                           10,000                642,700
                                                                                      -------------------
                                                                                           81,270,688
---------------------------------------------------------------------------------------------------------
MACHINERY--0.8%
Briggs & Stratton Corp.                                                  9,200                747,040
---------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                       24,300              1,954,935
---------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                            8,800                650,232
---------------------------------------------------------------------------------------------------------
Deere & Co.                                                             26,100              1,684,755
---------------------------------------------------------------------------------------------------------
Dover Corp.                                                              5,100                198,237
---------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                8,400                782,628
---------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                               23,200              1,576,904
---------------------------------------------------------------------------------------------------------
Paccar, Inc.                                                            36,650              2,533,248
---------------------------------------------------------------------------------------------------------
Pall Corp.                                                              14,100                345,168
---------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                   15,700                924,102
---------------------------------------------------------------------------------------------------------
SPX Corp.                                                                5,100                180,540
                                                                                      -------------------
                                                                                           11,577,789
---------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
CNF Transportation, Inc.                                                17,300                709,127
---------------------------------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                                    26,200                973,068
---------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                  46,200              1,373,988
---------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                     22,400              1,053,696
                                                                                      -------------------
                                                                                            4,109,879
---------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
W.W. Grainger, Inc.                                                     13,000                749,450
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.7%
---------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.4%
ADTRAN, Inc.                                                             7,100                161,028
---------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                           33,300                464,202
---------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                  25,900                146,335
---------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                1,384,600             25,061,260
---------------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                              3,500                 65,905
---------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                         87,200                966,176
---------------------------------------------------------------------------------------------------------
Harris Corp.                                                            16,500                906,510
---------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                            472,900              1,499,093
---------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                         379,800              6,851,592
---------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                         326,500             12,746,560
---------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                43,100              1,117,152
                                                                                      -------------------
                                                                                           49,985,813
---------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.5%
Apple Computer, Inc. 1                                                  66,400              2,573,000
---------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                           540,800             19,252,480
---------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                    671,900             12,598,125
---------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                  305,200             26,167,848
---------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                    40,000              3,360,400
---------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                             15,300                758,727
---------------------------------------------------------------------------------------------------------
Storage Technology Corp. 1                                              30,400                767,904
---------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                               153,400                619,736
                                                                                      -------------------
                                                                                           66,098,220
---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies, Inc. 1                                            39,700                856,329
---------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                                 16,000                548,160
---------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                               24,700                557,726
---------------------------------------------------------------------------------------------------------
Molex, Inc.                                                             15,600                465,192
---------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                     68,700                484,335
---------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                        9,500                366,225
---------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                          7,800                259,350
                                                                                      -------------------
                                                                                            3,537,317
---------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
EarthLink, Inc. 1                                                       14,400                148,320
---------------------------------------------------------------------------------------------------------
United Online, Inc. 1                                                   40,100                385,762
                                                                                      -------------------
                                                                                              534,082
---------------------------------------------------------------------------------------------------------
IT SERVICES--0.4%
Acxiom Corp.                                                             9,300                220,782
---------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                        100,000              4,132,000
---------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                               10,500                153,405
---------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                       17,700                489,759
---------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                               20,900                984,390
---------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                       42,400                569,432
---------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                        5,600                 86,296
                                                                                      -------------------
                                                                                            6,636,064
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.3%
Altera Corp. 1                                                          60,900              1,191,813
---------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                   102,000              3,955,560
---------------------------------------------------------------------------------------------------------
Applied Materials, Inc. 1                                              153,300              2,527,917
---------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                          147,200                532,864
---------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                            17,700                540,381
---------------------------------------------------------------------------------------------------------
Intel Corp.                                                          1,486,500             29,819,190
---------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                 34,800              1,261,152
---------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                          3,000                126,870
---------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                              40,100              1,076,284
---------------------------------------------------------------------------------------------------------
National Semiconductor Corp. 1                                          71,100              1,101,339
---------------------------------------------------------------------------------------------------------
Semtech Corp. 1                                                         12,000                230,040
---------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                300,900              6,403,152
                                                                                      -------------------
                                                                                           48,766,562
---------------------------------------------------------------------------------------------------------
SOFTWARE--4.9%
Adobe Systems, Inc.                                                     21,800              1,078,446
---------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                           27,000                589,410
---------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                          23,400              1,137,942
---------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                    51,400                812,634
---------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                 37,600                988,880
---------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                      138,200                711,730
---------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                  9,200                423,108
---------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                          21,500                432,150
---------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                      1,763,900             48,771,835
---------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                       1,051,200             11,857,536
---------------------------------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                                  32,200                242,788
---------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                          46,800                645,372
---------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                        51,000              2,798,880
---------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                   14,300                469,755
---------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                  61,200                520,812
---------------------------------------------------------------------------------------------------------
Veritas Software Corp. 1                                                54,400                968,320
                                                                                      -------------------
                                                                                           72,449,598
---------------------------------------------------------------------------------------------------------
MATERIALS--1.8%
---------------------------------------------------------------------------------------------------------
CHEMICALS--0.7%
Cabot Corp.                                                              5,400                208,278
---------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                        95,000              4,292,100
---------------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                            58,600              2,508,080
---------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                     3,200                152,160
---------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                          7,500                212,625
---------------------------------------------------------------------------------------------------------
FMC Corp. 1                                                              2,500                121,425
---------------------------------------------------------------------------------------------------------
Monsanto Co.                                                            49,000              1,784,580
---------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                         9,500                347,320
---------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                     1,500                 91,920
---------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                          4,000                171,880
                                                                                      -------------------
                                                                                            9,890,368
---------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc.                                                    6,243                430,767
---------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                     5,000                254,750
                                                                                      -------------------
                                                                                              685,517
---------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Alcoa, Inc.                                                            195,700              6,573,563
---------------------------------------------------------------------------------------------------------
Nucor Corp.                                                             17,400              1,589,838
---------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                      18,500              1,702,555
---------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp.                                               1,600                 82,656
---------------------------------------------------------------------------------------------------------
United States Steel Corp.                                               18,500                695,970
                                                                                      -------------------
                                                                                           10,644,582
---------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Georgia-Pacific Corp.                                                   46,100              1,657,295
---------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                 53,700              1,393,515
---------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                      28,300                902,770
---------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                        16,000              1,063,680
                                                                                      -------------------
                                                                                            5,017,260
---------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.4%
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.6%
Alltel Corp.                                                            43,900              2,410,549
---------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                        378,500             10,264,920
---------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                        27,600                945,024
---------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                            115,400              1,545,206
---------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                               710,900             18,447,855
---------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                           509,756             20,074,191
                                                                                      -------------------
                                                                                           53,687,745
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
AT&T Wireless Services, Inc. 1                                         553,300              8,177,774
---------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A 1                                   161,000              3,838,240
                                                                                      -------------------
                                                                                           12,016,014
---------------------------------------------------------------------------------------------------------
UTILITIES--0.5%
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
American Electric Power Co., Inc.                                        8,900                284,444
---------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                        14,500                577,680
---------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                       90,300              2,066,967
---------------------------------------------------------------------------------------------------------
Edison International, Inc.                                              42,700              1,131,977
---------------------------------------------------------------------------------------------------------
Exelon Corp.                                                            77,148              2,830,560
---------------------------------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value Obligation 1,2                  32,000                  5,440
---------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                   1,600                 51,040
                                                                                      -------------------
                                                                                            6,948,108
---------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
ONEOK, Inc.                                                                400                 10,403
                                                                                      -------------------
Total Common Stocks (Cost $1,330,347,859)                                               1,453,544,840

---------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
Wachovia Corp., Dividend Equalization Preferred Shares 1
(Cost $0)                                                                6,000                      9

                                                                         Units
---------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1 (Cost $0)                        31,900                  4,466

                                                                     Principal
                                                                        Amount                  Value
---------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.6%
Undivided interest of 1.65% in joint repurchase agreement (Principal
Amount/Value $1,446,038,000, with a maturity value of $1,446,110,302)
with UBS Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at
$23,849,192 on 10/1/04, collateralized by Federal National Mortgage
Assn., 5%, 3/1/34, with a value of $1,477,979,332 (Cost $23,848,000) $23,848,000      $    23,848,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,354,195,859)                           99.7%       1,477,397,315
---------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                              0.3            4,479,545
                                                                     ------------------------------------
Net Assets                                                                 100.0%     $ 1,481,876,860
                                                                     ====================================



Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid security.




SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $ 1,369,418,142
                                             ===============
Gross unrealized appreciation                $   154,269,423
Gross unrealized depreciation                    (46,290,250)
                                             ---------------
Net unrealized appreciation (depreciation)   $   107,979,173
                                             ===============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)